Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation	Corporate Information and Basis of Presentation
Corporate Information
QIAGEN N.V. is a public limited liability company (naamloze vennootschap) under Dutch law with a registered office at Hulsterweg 82, 5912 PL Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a leading global provider of Sample to Insight solutions that enable customers to gain valuable molecular insights from samples containing the building blocks of life. Our sample technologies isolate and process DNA, RNA and proteins from blood, tissue and other materials. Assay technologies make these biomolecules visible and ready for analysis. Bioinformatics software and knowledge bases interpret data to report relevant, actionable insights. Automation solutions tie these together in seamless and cost-effective workflows. We provide solutions to more than 500,000 customers around the world in Molecular Diagnostics (human healthcare) and Life Sciences (academia, pharma R&D and industrial applications, primarily forensics). As of December 31, 2022, we employed approximately 6,200 people in over 35 locations worldwide.
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
Beginning April 1, 2022, the results of our subsidiary in Turkey are reported under highly inflationary accounting as the prior three-years cumulative inflation rate exceeded 100 percent.
QIAGEN has a subsidiary in Moscow, Russia. Due to uncertainties related to the war in Ukraine, and although not material to our consolidated results of operations, during the year ended December 31, 2022, we recorded a combination of credit losses, write-offs and impairments related to our business in Russia totaling $4.0 million. These charges are included in the line item restructuring, acquisition, integration and other, net in the accompanying consolidated statements of income. We have suspended activities in Russia and also with our former commercial partner in Belarus.
We undertake acquisitions to complement our own internal product development activities. In May 2022, we acquired BLIRT S.A., a supplier of standardized and customized solutions for proteins and enzymes as well as molecular biology reagents located in Gdańsk, Poland. Its offering includes proteins and enzymes that are critical to the life sciences industry and diagnostic kit manufacturers. The cash consideration, net of cash acquired was $63.7 million. The acquisition was not significant to the overall consolidated financial statements and as of December 31, 2022, the allocation of the purchase price was preliminary. In September 2020, we completed the acquisition of the remaining shares in NeuMoDx Molecular, Inc. (NeuMoDx), a privately-held U.S. company that designs and develops molecular diagnostics solutions for hospital and clinical reference laboratories. Accordingly, at the acquisition dates, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates.
Certain prior year amounts have been reclassified to conform to the current year presentation.